United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: Quarter ended 06/30/2012

Item 1. Schedule of Investments

Tax-Free Money Market Fund

Portfolio of Investments

June 30, 2012 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 101.0%[1]
		Alabama – 2.4%
$25,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.230%, 7/2/2012	25,000,000
17,000,000		Daphne-Villa Mercy, AL Special Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Mercy Medical Center)/(Bank of America N.A. LOC), 0.320%, 7/5/2012	17,000,000
35,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2010B) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.260%, 7/5/2012	35,000,000
3,130,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.190%, 7/5/2012	3,130,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 7/5/2012	10,000,000
		TOTAL	90,130,000
		Alaska – 2.2%
8,375,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.250%, 7/5/2012	8,375,000
15,470,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-532) Weekly VRDNs (Deutsche Bank AG LIQ), 0.230%, 7/5/2012	15,470,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.230%, 7/5/2012	42,600,000
16,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.160%, 7/5/2012	16,500,000
		TOTAL	82,945,000
		Arizona – 0.8%
435,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.330%, 7/5/2012	435,000
8,000,000	[2,3]	Arizona State Transportation Board, P-FLOATs (Series MT-726) Weekly VRDNs (Maricopa County, AZ Regional Area Road Fund)/(Bank of America N.A. LIQ), 0.260%, 7/5/2012	8,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Floater Certificates (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 7/5/2012	14,000,000
6,035,000	[2,3]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.210%, 7/5/2012	6,035,000
		TOTAL	28,470,000
		Arkansas – 0.2%
8,000,000		Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.200%, 7/5/2012	8,000,000
		California – 8.2%
1,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007) Daily VRDNs (Albert L. Schultz Jewish Community Center)/(Bank of America N.A. LOC), 0.400%, 7/2/2012	1,500,000
10,000,000		California Health Facilities Financing Authority, (Series 2006D), 0.25% CP (Kaiser Permanente), Mandatory Tender 3/11/2013	10,000,000
16,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.25% CP (Kaiser Permanente), Mandatory Tender 11/8/2012	16,000,000
20,415,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.310%, 7/5/2012	20,415,000
20,000,000		California State, 2.00% Bonds, 9/1/2012	20,053,911
3,985,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.170%, 7/5/2012	3,985,000
21,835,000	[2,3]	East Side Union High School District, CA, Stage Trust (Series 2011-120C), 0.30% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ) 1/17/2013	21,835,000
36,895,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 7/5/2012	36,895,000
12,120,000	[2,3]	Huntington Beach, CA Union High School District, SPEARs (Series DB-383) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 7/5/2012	12,120,000
9,015,000	[2,3]	Manteca, CA USD, SPEARs (Series DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 7/5/2012	9,015,000
11,115,000	[2,3]	Napa Valley, CA CCD, SPEARs (Series DBE-630) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 7/5/2012	11,115,000

Principal Amount			Value
$16,475,000	[2,3]	Napa Valley, CA USD, Stage Trust (Series 2009-80Z), 0.25% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/25/2012	16,475,000
26,000,000	[2,3]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 7/5/2012	26,000,000
17,285,000	[2,3]	Palomar, CA CCD, Stage Trust (Series 2008-18C), 0.27% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Mandatory Tender 10/25/2012	17,285,000
10,480,000	[2,3]	Rancho Santiago, CA CCD, SPEARs (Series DBE-363) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 7/5/2012	10,480,000
31,420,000		Sacramento, CA Municipal Utility District, (Series 2008J) Weekly VRDNs (Bank of America N.A. LOC), 0.220%, 7/5/2012	31,420,000
8,565,000	[2,3]	San Bernardino, CA CCD, SPEARs (Series DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 7/5/2012	8,565,000
5,000,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.200%, 7/5/2012	5,000,000
17,580,000	[2,3]	Sierra, CA Joint CCD, SPEARs (Series DB-384) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 7/5/2012	17,580,000
13,400,000	[2,3]	Simi Valley, CA USD, SPEARs (Series DBE-431) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.260%, 7/5/2012	13,400,000
		TOTAL	309,138,911
		Colorado – 0.2%
1,255,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 7/5/2012	1,255,000
300,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.580%, 7/5/2012	300,000
5,690,000	[2,3]	SCA Tax Exempt Trust, P-FLOATs (Series PT-2522) Weekly VRDNs (Newport Village Apartments)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.450%, 7/5/2012	5,690,000
		TOTAL	7,245,000
		Connecticut – 1.2%
10,600,000		Connecticut Development Authority, (Series 1999), 0.45% CP (New England Power Co.), Mandatory Tender 7/12/2012	10,600,000
3,810,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA LOC), 0.180%, 7/5/2012	3,810,000
35,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.220%, 7/5/2012	35,000
2,500,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.250%, 7/5/2012	2,500,000
8,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 7/5/2012	8,000,000
6,180,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	6,180,000
5,300,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.180%, 7/5/2012	5,300,000
3,000,000		Granby, CT, 2.50% BANs, 2/13/2013	3,039,337
5,500,000		Hartford, CT, 2.00% BANs, 4/11/2013	5,569,475
		TOTAL	45,033,812
		District of Columbia – 1.4%
11,300,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.370%, 7/5/2012	11,300,000
15,000,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056), 0.30% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC) 10/1/2012	15,000,000
27,000,000		District of Columbia, (Series 2009A), 0.25% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 7/2/2012	27,000,000
		TOTAL	53,300,000
		Florida – 6.7%
42,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.25% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 7/6/2012	42,000,000
7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 7/5/2012	7,630,000
4,090,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	4,090,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/5/2012	17,000,000

Principal Amount			Value
$6,345,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.660%, 7/5/2012	6,345,000
15,135,000	[2,3]	Florida State Board of Education, Floater Certificates (Series 2008-2929) Weekly VRDNs (Florida State)/(Morgan Stanley Bank, N.A. LIQ), 0.270%, 7/5/2012	15,135,000
26,160,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), 0.250%, 11/17/2012	26,160,000
10,335,000	[2,3]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.30% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 12/27/2012	10,335,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.000%, 7/5/2012	3,800,000
11,615,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.470%, 7/5/2012	11,615,000
38,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	38,000,000
3,205,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.470%, 7/5/2012	3,205,000
5,000,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.470%, 7/5/2012	5,000,000
13,450,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011A), 0.290%, 7/5/2012	13,450,000
6,425,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.370%, 7/2/2012	6,425,000
6,000,000	[2,3]	Saint Johns County, FL , PUTTERs (Series 4134) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 7/5/2012	6,000,000
7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.27% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	7,765,000
8,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds (Series 2012B), 0.280%, 7/5/2012	8,000,000
20,510,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	20,510,000
		TOTAL	252,465,000
		Georgia – 5.3%
40,000,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.250%, 7/5/2012	40,000,000
10,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.230%, 7/2/2012	10,000,000
13,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.230%, 7/2/2012	13,000,000
47,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.230%, 7/2/2012	47,000,000
14,850,000	[2,3]	Clarke County, GA Hospital Authority, P-FLOATs (Series MT-721) Weekly VRDNs (Athens-Clarke County Unified Government, GA)/(Bank of America N.A. LIQ), 0.260%, 7/5/2012	14,850,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.250%, 7/2/2012	10,125,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.210%, 7/5/2012	12,700,000
23,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	23,070,946
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.230%, 7/5/2012	18,000,000
6,605,000	[2,3]	Georgia State, P-FLOATs (Series MT-729) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 7/5/2012	6,605,000
5,040,000		Monroe County, GA Development Authority, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.230%, 7/2/2012	5,040,000
660,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.330%, 7/5/2012	660,000
		TOTAL	201,050,946
		Illinois – 5.0%
6,230,000	[2,3]	Chicago, IL Board of Education, PUTTERs (Series 2997) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.280%, 7/5/2012	6,230,000
4,795,000	[2,3]	Chicago, IL Board of Education, SPEARs (Series DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 7/5/2012	4,795,000
9,135,000		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(BMO Harris Bank, N.A. LOC), 0.260%, 7/5/2012	9,135,000
10,155,000		Chicago, IL Water Revenue, CLIPPERs (Series 2012-1A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.210%, 7/5/2012	10,155,000
30,740,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.320%, 7/5/2012	30,740,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.220%, 7/5/2012	5,100,000
4,500,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds (Series 2011B), 0.300%, 7/5/2012	4,500,000

Principal Amount			Value
$12,645,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	12,645,000
7,175,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(Bank of America N.A. LOC), 0.290%, 7/5/2012	7,175,000
12,300,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.310%, 7/5/2012	12,300,000
12,045,000		Illinois Finance Authority, (Series B) Daily VRDNs (Resurrection Health Care Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 7/2/2012	12,045,000
10,110,000	[2,3]	Illinois Finance Authority, Stage Trust (Series 2011-126C), 0.26% TOBs (Memorial Health System, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/28/2013	10,110,000
21,165,000	[2,3]	Illinois Finance Authority, Stage Trust (Series 2012-38C) Weekly VRDNs (Children's Memorial Hospital)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.190%, 7/5/2012	21,165,000
12,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 7/5/2012	12,925,000
16,000,000		Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	16,106,781
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Austin Floater Certificates (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.290%, 7/5/2012	13,755,000
365,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.120%, 7/5/2012	365,000
		TOTAL	189,246,781
		Indiana – 2.5%
9,905,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	9,905,000
11,370,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2012	11,449,290
8,850,000		Bluffton, IN EDRB, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 7/5/2012	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(Bank of Nova Scotia, Toronto LOC), 0.250%, 7/5/2012	9,500,000
4,300,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/5/2012	4,300,000
29,680,000		Indiana State Finance Authority Environmental Revenue, (Series 2005) Weekly VRDNs (Ispat Inland, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.250%, 7/5/2012	29,680,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.260%, 7/5/2012	4,035,000
12,910,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	12,910,000
3,250,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.310%, 7/5/2012	3,250,000
		TOTAL	93,879,290
		Iowa – 1.4%
140,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.380%, 7/5/2012	140,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(BMO Harris Bank, N.A. LOC), 0.210%, 7/5/2012	27,685,000
15,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.220%, 7/5/2012	15,000,000
10,000,000		Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.190%, 7/5/2012	10,000,000
		TOTAL	52,825,000
		Kentucky – 1.2%
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 7/6/2012	9,860,000
24,645,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	24,645,000
1,540,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC)/(Fifth Third Bank, Cincinnati LOC), 0.530%, 7/5/2012	1,540,000
10,680,000		Kentucky EDFA, (Catholic Health Initiatives), (Series 2011B-1), 0.280%, 7/5/2012	10,680,000
		TOTAL	46,725,000
		Louisiana – 3.4%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.310%, 7/5/2012	25,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.240%, 7/5/2012	3,000,000

Principal Amount			Value
$12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.240%, 7/5/2012	12,000,000
3,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.240%, 7/5/2012	3,200,000
23,040,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.360%, 7/5/2012	23,040,000
21,000,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.160%, 7/2/2012	21,000,000
18,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 7/5/2012	18,575,000
23,500,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 1.550%, 7/5/2012	23,500,000
		TOTAL	129,315,000
		Maine – 1.1%
17,245,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.470%, 7/5/2012	17,245,000
25,600,000		Maine State Housing Authority, (Series 2008E-1) Weekly VRDNs (Citibank NA, New York LIQ), 0.260%, 7/5/2012	25,600,000
		TOTAL	42,845,000
		Maryland – 1.8%
20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.35% CP (Johns Hopkins Hospital), Mandatory Tender 8/3/2012	20,000,000
20,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2007D), 0.45% CP (Johns Hopkins Hospital), Mandatory Tender 7/6/2012	20,000,000
19,500,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.250%, 7/5/2012	19,500,000
3,112,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 7/3/2012	3,112,000
5,700,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.320%, 7/5/2012	5,700,000
		TOTAL	68,312,000
		Massachusetts – 4.6%
5,130,000		Amesbury, MA, 1.25% BANs, 12/14/2012	5,143,850
1,225,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.250%, 7/5/2012	1,225,000
16,095,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Sovereign Bank LOC), 1.250%, 7/5/2012	16,095,000
8,480,000	[2,3]	Boston, MA Water & Sewer Commission, Municipal Securities Trust Receipts (Series 1996-SG-75) Weekly VRDNs (Societe Generale, Paris LIQ), 0.560%, 7/5/2012	8,480,000
3,500,000	[2,3]	Commonwealth of Massachusetts, P-FLOATs (Series MT-723) Weekly VRDNs (Bank of America N.A. LIQ), 0.260%, 7/5/2012	3,500,000
3,447,037		Lynnfield, MA, 1.25% BANs, 6/21/2013	3,475,408
5,000,000		Malden, MA, 1.25% BANs, 9/28/2012	5,008,462
22,250,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.55% CP (Fortis Bank SA/NV LIQ), Mandatory Tender 7/26/2012	22,250,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.270%, 7/5/2012	4,000,000
7,800,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.170%, 7/5/2012	7,800,000
7,207,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 8/20/2012	7,207,000
7,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.45% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/9/2012	7,000,000
1,275,000		Massachusetts Development Finance Agency, (Series 2004), 0.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/9/2012	1,275,000
4,770,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.180%, 7/5/2012	4,770,000
8,200,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.310%, 7/5/2012	8,200,000
36,080,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.520%, 7/5/2012	36,080,000
12,425,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.220%, 7/5/2012	12,425,000
9,325,000	[2,3]	Massachusetts HEFA, P-FLOATs (Series PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.260%, 7/5/2012	9,325,000
6,015,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 7/5/2012	6,015,000

Principal Amount			Value
$5,955,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), (Series 2011-2), 0.270%, 7/5/2012	5,955,000
		TOTAL	175,229,720
		Michigan – 1.1%
9,840,000	[2,3]	Detroit, MI City School District, P-FLOATs (Series PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.380%, 7/5/2012	9,840,000
4,300,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.300%, 7/5/2012	4,300,000
9,620,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	9,620,000
16,900,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/5/2012	16,900,000
		TOTAL	40,660,000
		Mississippi – 0.9%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(Wells Fargo Bank, N.A. LOC), 0.190%, 7/5/2012	10,000,000
4,960,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.230%, 7/5/2012	4,960,000
7,240,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.230%, 7/5/2012	7,240,000
10,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(Bank of Nova Scotia, Toronto LOC), 0.190%, 7/5/2012	10,000,000
		TOTAL	32,200,000
		Missouri – 0.7%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.210%, 7/5/2012	10,000,000
17,710,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.200%, 7/5/2012	17,710,000
		TOTAL	27,710,000
		Multi-State – 5.6%
65,600,000	[2,3]	BlackRock Muni Intermediate Duration Fund, Inc., (2871 Series W-7) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.280%, 7/5/2012	65,600,000
2,520,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.230%, 7/5/2012	2,520,000
23,340,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.230%, 7/5/2012	23,340,000
6,600,000	[2,3]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.310%, 7/5/2012	6,600,000
50,000,000	[2,3]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.280%, 7/5/2012	50,000,000
25,000,000	[2,3]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.350%, 7/5/2012	25,000,000
25,000,000	[2,3]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.280%, 7/5/2012	25,000,000
15,000,000	[2,3]	Nuveen Select Quality Municipal Fund, Inc., (2,525 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.300%, 7/5/2012	15,000,000
		TOTAL	213,060,000
		Nebraska – 0.2%
1,385,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.430%, 7/5/2012	1,385,000
4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.230%, 7/5/2012	4,880,000
		TOTAL	6,265,000
		Nevada – 1.9%
27,000,000		Clark County, NV Airport System, Junior Subordinate Lien Revenue Notes (Series 2012A-1), 2.00% BANs, 7/1/2013	27,423,900
17,025,000	[2,3]	Clark County, NV Highway Improvement, PUTTERs (Series 4164) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.250%, 7/5/2012	17,025,000
10,655,000	[2,3]	Clark County, NV Highway Improvement, SPEARs (Series DBE-669) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 7/5/2012	10,655,000
15,000,000		Clark County, NV IDR, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.230%, 7/5/2012	15,000,000
		TOTAL	70,103,900

Principal Amount			Value
		New Hampshire – 1.2%
$25,785,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.250%, 7/2/2012	25,785,000
20,390,000	[2,3]	New Hampshire Health and Education Facilities Authority, PUTTERs (Series 4135) Weekly VRDNs (University System of New Hampshire)/(Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 7/5/2012	20,390,000
		TOTAL	46,175,000
		New Jersey – 3.8%
8,860,000		Edison Township, NJ, 1.25% BANs, 8/31/2012	8,868,801
10,600,000		Freehold Township, NJ, 1.50% BANs, 12/20/2012	10,639,552
7,325,000		Garfield, NJ, 2.00% BANs, 3/1/2013	7,392,825
8,000,000		Haddonfield, NJ, 1.25% BANs, 3/29/2013	8,050,250
4,000,000		Lakewood Township, NJ, 1.50% BANs, 7/2/2013	4,028,480
5,180,000		Livingston Township, NJ , 1.00% BANs, 2/15/2013	5,200,886
3,930,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.750%, 7/5/2012	3,930,000
2,340,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, P-FLOATs (Series PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.300%, 7/5/2012	2,340,000
16,500,000	[2,3]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.240%, 7/5/2012	16,500,000
15,000,000	[2,3]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 7/5/2012	15,000,000
20,000,000	[2,3]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 7/5/2012	20,000,000
8,628,000		Old Bridge Township, NJ, 1.25% BANs, 10/17/2012	8,644,952
16,834,874		Paramus, NJ, 1.25% BANs, 2/22/2013	16,906,039
9,000,000		Readington Township, NJ, 1.00% BANs, 2/1/2013	9,032,091
7,992,683		Teaneck, NJ, 1.00% BANs, 4/26/2013	8,029,807
		TOTAL	144,563,683
		New Mexico – 0.1%
2,000,000		Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.380%, 7/5/2012	2,000,000
		New York – 7.0%
5,855,837		Beacon, NY, (Series 2012A), 1.50% BANs, 5/31/2013	5,904,814
19,000,000		Binghamton, NY City School District, (Series 2011D), 1.25% BANs, 7/26/2012	19,007,374
9,530,997		Forestville, NY CSD, 1.50% BANs, 7/12/2012	9,532,757
7,959,947		Ithaca, NY, (Series 2011B), 1.50% BANs, 8/3/2012	7,965,785
3,295,000		McGraw, NY CSD, 1.50% BANs, 7/6/2012	3,295,223
13,900,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	13,915,592
17,600,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004) Weekly VRDNs (FC Hanson Office Associates LLC)/(Lloyds TSB Bank PLC, London LOC), 0.210%, 7/5/2012	17,600,000
21,900,000		New York City, NY Municipal Water Finance Authority, (Series 2012B-1) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.130%, 7/2/2012	21,900,000
10,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 0.20% CP, Mandatory Tender 9/7/2012	10,000,000
7,950,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.330%, 7/5/2012	7,950,000
39,000,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.330%, 7/5/2012	39,000,000
10,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.250%, 7/5/2012	10,000,000
20,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	20,009,879
31,000,000	[2,3]	Nuveen New York Quality Income Municipal Fund, Inc., (1617 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 7/5/2012	31,000,000
30,000,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	30,419,299
8,165,000		Rochester, NY, (Series 2012-I), 1.00% BANs, 2/15/2013	8,200,649
10,000,000		West Seneca, NY CSD, 1.25% BANs, 11/29/2012	10,026,642
		TOTAL	265,728,014

Principal Amount			Value
		North Carolina – 3.7%
$1,080,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.370%, 7/5/2012	1,080,000
1,010,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.180%, 7/5/2012	1,010,000
3,555,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.180%, 7/5/2012	3,555,000
5,390,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.240%, 7/5/2012	5,390,000
3,325,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.310%, 7/5/2012	3,325,000
1,980,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 7/5/2012	1,980,000
6,470,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.190%, 7/5/2012	6,470,000
6,585,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.190%, 7/5/2012	6,585,000
19,935,000		North Carolina Capital Facilities Finance Agency, (Series 2010) Weekly VRDNs (Elon University)/(Bank of America N.A. LOC), 0.300%, 7/5/2012	19,935,000
20,340,000		North Carolina Capital Facilities Finance Agency, (Series 2011) Weekly VRDNs (Elon University)/(Bank of America N.A. LOC), 0.300%, 7/5/2012	20,340,000
6,500,000	[2,3]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.27% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/25/2012	6,500,000
7,725,000	[2,3]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.250%, 7/5/2012	7,725,000
9,240,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.280%, 7/5/2012	9,240,000
5,980,000		North Carolina Medical Care Commission, (Moses H. Cone Memorial), 7 Month Windows MVRENs (Series 2011B), 0.300%, 7/5/2012	5,980,000
4,660,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 7/5/2012	4,660,000
1,400,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.190%, 7/5/2012	1,400,000
1,245,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 7/5/2012	1,245,000
7,300,000		North Carolina State, Public Improvement Bonds (Series 2002E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.200%, 7/5/2012	7,300,000
11,525,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LOC), 0.160%, 7/5/2012	11,525,000
5,985,000		Raleigh, NC, (Series 2009), 0.280%, 7/5/2012	5,985,000
8,850,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.180%, 7/5/2012	8,850,000
		TOTAL	140,080,000
		Ohio – 4.0%
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.310%, 7/5/2012	5,900,000
20,920,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	20,920,000
61,100,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.400%, 7/2/2012	61,100,000
14,535,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	14,535,000
5,170,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.180%, 7/5/2012	5,170,000
7,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.180%, 7/5/2012	7,380,000
7,265,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.340%, 7/5/2012	7,265,000
4,545,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003) Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 7/5/2012	4,545,000
19,335,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 7/6/2012	19,335,000

Principal Amount			Value
$5,475,000		Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 7/5/2012	5,475,000
		TOTAL	151,625,000
		Pennsylvania – 2.8%
8,700,000		Allegheny County, PA, (Series of 2012), 2.00% TRANs, 7/16/2012	8,706,374
17,865,000		Beaver County, PA IDA, (Series 2006-B) Daily VRDNs (FirstEnergy Generation Corp.)/(Citibank NA, New York LOC), 0.240%, 7/2/2012	17,865,000
9,475,000		Delaware County, PA Authority, (Series B of 2006) Daily VRDNs (White Horse Village)/(Citizens Bank of Pennsylvania LOC), 0.190%, 7/2/2012	9,475,000
15,000,000		Luzerne County, PA, (Series A of 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.500%, 7/5/2012	15,000,000
7,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 7/5/2012	7,000,000
22,000,000	[2,3]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.300%, 7/5/2012	22,000,000
300,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.280%, 7/5/2012	300,000
2,965,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.220%, 7/5/2012	2,965,000
23,865,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.360%, 7/2/2012	23,865,000
		TOTAL	107,176,374
		South Carolina – 1.5%
55,695,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.320%, 7/5/2012	55,695,000
2,275,000		South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.190%, 7/5/2012	2,275,000
		TOTAL	57,970,000
		South Dakota – 0.0%
1,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.280%, 7/5/2012	1,000,000
		Tennessee – 1.8%
12,625,000		Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.500%, 7/5/2012	12,625,000
14,805,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.270%, 7/5/2012	14,805,000
11,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.260%, 7/5/2012	11,140,000
31,100,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.340%, 7/5/2012	31,100,000
		TOTAL	69,670,000
		Texas – 9.6%
65,120,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.400%, 7/5/2012	65,120,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 7/5/2012	4,705,000
19,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole Corporate and Investment Bank LOC), 1.600%, 7/5/2012	19,000,000
16,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.280%, 7/5/2012	16,000,000
58,600,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 7/5/2012	58,600,000
18,300,000		North Texas Tollway Authority, (Series A-1), 0.35% CP (Bank of America N.A. LOC), Mandatory Tender 7/2/2012	18,300,000
9,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.180%, 7/5/2012	9,000,000
16,435,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.160%, 7/2/2012	16,435,000
10,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.280%, 7/5/2012	10,000,000

Principal Amount			Value
$21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.280%, 7/5/2012	21,000,000
29,690,000	[2,3]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-104) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.530%, 7/5/2012	29,690,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.230%, 7/5/2012	15,000,000
50,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	50,183,471
5,000,000	[2,3]	Texas State, PUTTERs (Series 3964) Daily VRDNs (J.P. Morgan Chase & Co. LIQ), 0.180%, 7/2/2012	5,000,000
10,000,000	[2,3]	University of North Texas, TX, Municipal Securities Trust Receipts (Series 2003-SGA-146) Weekly VRDNs (Societe Generale, Paris LIQ), 0.520%, 7/5/2012	10,000,000
12,715,000	[2,3]	University of North Texas, TX, SPEARs (Series DBE-491), 0.35% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 8/9/2012	12,715,000
		TOTAL	360,748,471
		Utah – 0.5%
5,000,000		Salt Lake Valley, UT Fire Service Area, 1.50% TRANs, 12/21/2012	5,030,200
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.220%, 7/5/2012	12,000,000
		TOTAL	17,030,200
		Virginia – 0.5%
5,000,000		Alexandria, VA IDA, (Series 2008B) Weekly VRDNs (American Society of Clinical Oncology, Inc.)/(SunTrust Bank LOC), 0.500%, 7/5/2012	5,000,000
1,200,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 7/12/2012	1,200,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 7/5/2012	3,300,000
965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.190%, 7/5/2012	965,000
9,000,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.370%, 7/5/2012	9,000,000
470,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.470%, 7/5/2012	470,000
		TOTAL	19,935,000
		Washington – 0.9%
5,160,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(Union Bank, N.A. LOC), 0.240%, 7/5/2012	5,160,000
16,440,000		Washington State Health Care Facilities Authority, (Series 2011C) Daily VRDNs (Fred Hutchinson Cancer Research Center)/(Bank of America N.A. LOC), 0.300%, 7/2/2012	16,440,000
5,720,000		Washington State Housing Finance Commission, (Series 2005 B) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.260%, 7/5/2012	5,720,000
5,725,000		Washington State Housing Finance Commission, (Series 2005A) Weekly VRDNs (Forest Ridge School of the Sacred Heart)/(Key Bank, N.A. LOC), 0.260%, 7/5/2012	5,725,000
		TOTAL	33,045,000
		West Virginia – 1.3%
17,500,000		Grant County, WV County Commission, PCRB (Series 1994), 0.50% CP (Virginia Electric & Power Co.), Mandatory Tender 7/12/2012	17,500,000
30,870,000		West Virginia State Hospital Finance Authority, (Series 2006) Weekly VRDNs (Pallottine Health Services, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 7/5/2012	30,870,000
		TOTAL	48,370,000
		Wisconsin – 1.8%
2,650,000		Combined Locks, WI PCRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.350%, 7/5/2012	2,650,000
4,000,000		Milwaukee, WI, (Series 2012 C-6), 0.37% CP, Mandatory Tender 8/21/2012	4,000,000
7,140,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.190%, 7/5/2012	7,140,000
15,000,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.40% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 8/6/2012	15,000,000
12,700,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (FHLB of Chicago LIQ), 0.210%, 7/5/2012	12,700,000
12,800,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.210%, 7/5/2012	12,800,000
11,775,000	[2,3]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.27% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Mandatory Tender 10/25/2012	11,775,000
		TOTAL	66,065,000

Principal Amount		Value
	Wyoming – 0.5%
$8,670,000	Cheyenne, WY Revenue Bonds, (Series 2007) Weekly VRDNs (St. Mary's School)/(Key Bank, N.A. LOC), 0.300%, 7/5/2012	8,670,000
10,000,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.270%, 7/5/2012	10,000,000
	TOTAL	18,670,000
	TOTAL SHORT-TERM MUNICIPALS — 101.0% (AT AMORTIZED COST)[4]	3,816,007,102
	OTHER ASSETS AND LIABILITIES - NET — (1.0)%[5]	(37,866,288)
	TOTAL NET ASSETS — 100%	$3,778,140,814

Securities that are subject to the federal alternative minimum tax (AMT) represent 16.2% of the portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2012, these restricted securities amounted to $937,360,000, which represented 24.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At June 30, 2012, these liquid restricted securities amounted to $937,360,000, which represented 24.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At June 30, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2012.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

The Fund's Trustees have appointed a Valuation Committee comprised of officers of the Fund, Passport Research, Ltd. (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQs	— Liquidity Agreements
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB(s)	— Pollution Control Revenue Bond(s)
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 27, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date August 27, 2012